Leases	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Leases
8.	Leases

Operating Leases

The Company has an operating lease for laboratory and office facilities in Bothell, Washington that expires in August 2027. The initial term of the lease is seven years and the Company has an option to extend the lease for an additional five years that it is not reasonably certain to exercise. As of September 30, 2020, the remaining lease term for the Company’s operating lease was 6.9 years. The Company discounted future operating lease payments using an incremental borrowing rate of 8.2%. Additionally, the Company has a lease agreement for laboratory and office facilities at the University of Washington in Seattle, Washington with an initial term of 12 months for which the Company recognizes expense on a straight-line basis within operating expenses. As of September 30, 2020, the Company was not party to any finance leases.

The following table reconciles the Company’s undiscounted operating lease cash flows to its operating lease liability (in thousands):

As of September 30,
2020
Remaining 2020	$—
2021	234
2022	261
2023	269
2024	277
2025 and thereafter	779
Total undiscounted lease payments	1,820
Present value adjustment for minimum lease commitments	(457)
Tenant improvement allowance receivable	(391)
Net lease liability	$972

Operating lease expense was $34,000 for the three and nine months ended September 30, 2020. The Company did not incur variable lease expense for operating leases during the three and nine months ended September 30, 2020. Rent expense recognized for short term leases was $18,000 and $57,000 for the three and nine months ended September 30, 2020, respectively.

Cash paid for amounts included in the measurement of the lease liability for the nine months ended September 30, 2020 was $21,000.